Statements Of Financial Highlights	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($) $ / item		Sep. 30, 2014 USD ($) $ / item		Sep. 30, 2015 USD ($) $ / item	Sep. 30, 2014 USD ($) $ / item	Dec. 31, 2014 USD ($) $ / item		Dec. 31, 2013 USD ($) $ / item		Dec. 31, 2012 USD ($) $ / item
Series 1 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	(18.19)		(18.42)		(55.04)	(53.41)	(71.17)	[1]	(70.97)	[1]	(76.05)	[1]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	67.06		33.75		65.74	146.38	189.87		(36.99)		(37.70)
Net gains (losses) from U.S. Treasury obligations	0.22		0.11		0.49	0.16	(0.09)	[1]	(0.14)	[1]	0.02	[1]
Net loss from operations							118.61		(108.10)		(113.73)
Less: profit share allocated to Managing Owner	0.00		0.00		0.00	0.00	0.00		0.00		0.00
Net income (loss) after profit share allocation	49.09		15.44		11.19	93.13	118.61		(108.10)		(113.73)
Net asset value - beginning of year | $	$ 1,033.95		$ 1,030.93		$ 1,071.85	$ 953.24	$ 953.24		$ 1,061.34		$ 1,175.07
Net asset value - end of year | $	$ 1,083.04		$ 1,046.37		$ 1,083.04	$ 1,046.37	$ 1,071.85		$ 953.24		$ 1,061.34
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(6.77%)	[2]	(7.14%)	[2]	(6.80%)	(7.15%)	(7.02%)		(7.04%)		(6.96%)
Total expenses	7.01%	[2]	7.25%	[2]	6.98%	7.26%	7.13%		7.20%		7.10%
Less profit share allocation	0.00%	[3]	0.00%	[3]	0.00%	0.00%	0.00%		0.00%		0.00%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	7.01%		7.25%		6.98%	7.26%	7.13%		7.20%		7.10%
Total return before profit share allocation	4.75%	[3]	1.50%	[3]	1.04%	9.77%	12.44%		(10.19%)		(9.68%)
Profit share allocation	0.00%	[3]	0.00%	[3]	0.00%	0.00%	0.00%		0.00%		0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	4.75%		1.50%		1.04%	9.77%	12.44%		(10.19%)		(9.68%)
Series 2 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	(9.33)		(9.36)		(28.43)	(27.18)	(36.24)	[1]	(35.21)	[1]	(33.27)	[1]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	83.82		41.02		82.72	175.63	225.09		(40.01)		(37.52)
Net gains (losses) from U.S. Treasury obligations	0.31		0.09		0.62	0.16	0.00	[1]	(0.13)	[1]	0.23	[1]
Net loss from operations							188.85		(75.35)		(70.56)
Less: profit share allocated to Managing Owner	(10.74)		0.00		(10.74)	0.00	(4.50)		0.00		0.00
Net income (loss) after profit share allocation	64.06		31.75		44.17	148.61	184.35		(75.35)		(70.56)
Net asset value - beginning of year | $	$ 1,280.49		$ 1,232.89		$ 1,300.38	$ 1,116.03	$ 1,116.03		$ 1,191.38		$ 1,261.94
Net asset value - end of year | $	$ 1,344.55		$ 1,264.64		$ 1,344.55	$ 1,264.64	$ 1,300.38		$ 1,116.03		$ 1,191.38
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(2.80%)	[2]	(3.11%)	[2]	(2.86%)	(3.10%)	(3.05%)		(3.03%)		(2.78%)
Total expenses	3.04%	[2]	3.23%	[2]	3.04%	3.21%	3.16%		3.20%		2.92%
Less profit share allocation	0.81%	[3]	0.00%	[3]	0.81%	0.00%	0.38%		0.00%		0.00%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	3.85%		3.23%		3.85%	3.21%	3.54%		3.20%		2.92%
Total return before profit share allocation	5.81%	[3]	2.58%	[3]	4.21%	13.32%	16.90%		(6.32%)		(5.59%)
Profit share allocation	0.81%	[3]	0.00%	[3]	0.81%	0.00%	0.38%		0.00%		0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	5.00%		2.58%		3.40%	13.32%	16.52%		(6.32%)		(5.59%)
Series 3 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	(8.60)		(8.94)		(26.24)	(25.59)	(33.89)	[1]	(32.48)	[1]	(30.39)	[1]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	84.75		41.69		83.63	177.78	230.46		(40.41)		(37.60)
Net gains (losses) from U.S. Treasury obligations	0.30		0.13		0.62	0.19	(0.09)	[1]	(0.15)	[1]	0.14	[1]
Net loss from operations							196.48		(73.04)		(67.85)
Less: profit share allocated to Managing Owner	(10.83)		0.00		(11.15)	0.00	(7.25)		0.00		0.00
Net income (loss) after profit share allocation	65.62		32.88		46.86	152.38	189.23		(73.04)		(67.85)
Net asset value - beginning of year | $	$ 1,296.68		$ 1,245.71		$ 1,315.44	$ 1,126.21	$ 1,126.21		$ 1,199.25		$ 1,267.10
Net asset value - end of year | $	$ 1,362.30		$ 1,278.59		$ 1,362.30	$ 1,278.59	$ 1,315.44		$ 1,126.21		$ 1,199.25
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(2.55%)	[2]	(2.86%)	[2]	(2.61%)	(2.85%)	(2.77%)		(2.79%)		(2.52%)
Total expenses	2.78%	[2]	2.97%	[2]	2.79%	2.96%	2.88%		2.95%		2.67%
Less profit share allocation	0.81%	[3]	0.00%	[3]	0.83%	0.00%	0.59%		0.00%		0.00%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	3.59%		2.97%		3.62%	2.96%	3.47%		2.95%		2.67%
Total return before profit share allocation	5.87%	[3]	2.64%	[3]	4.39%	13.53%	17.39%		(6.09%)		(5.35%)
Profit share allocation	0.81%	[3]	0.00%	[3]	0.83%	0.00%	0.59%		0.00%		0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	5.06%		2.64%		3.56%	13.53%	16.80%		(6.09%)		(5.35%)
Series 4 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	(2.00)		(2.95)		(6.62)	(8.26)	(9.99)	[1]	(9.80)	[1]	(6.59)	[1]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	94.62		45.40		92.87	192.40	251.11		(42.89)		(38.53)
Net gains (losses) from U.S. Treasury obligations	0.38		0.17		0.72	0.23	(0.16)	[1]	(0.21)	[1]	0.14	[1]
Net loss from operations							240.96		(52.90)		(44.98)
Less: profit share allocated to Managing Owner	0.00		0.00		0.00	0.00	0.00		0.00		0.00
Net income (loss) after profit share allocation	93.00		42.62		86.97	184.37	240.96		(52.90)		(44.98)
Net asset value - beginning of year | $	$ 1,444.14		$ 1,350.96		$ 1,450.17	$ 1,209.21	$ 1,209.21		$ 1,262.11		$ 1,307.09
Net asset value - end of year | $	$ 1,537.14		$ 1,393.58		$ 1,537.14	$ 1,393.58	$ 1,450.17		$ 1,209.21		$ 1,262.11
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(0.53%)	[2]	(0.86%)	[2]	(0.59%)	(0.85%)	(0.75%)		(0.79%)		(0.52%)
Total expenses	0.76%	[2]	0.97%	[2]	0.77%	0.96%	0.86%		0.95%		0.67%
Less profit share allocation	0.00%	[3]	0.00%	[3]	0.00%	0.00%	0.00%		0.00%		0.00%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	0.76%		0.97%		0.77%	0.96%	0.86%		0.95%		0.67%
Total return before profit share allocation	6.44%	[3]	3.15%	[3]	6.00%	15.25%	19.93%		(4.19%)		(3.44%)
Profit share allocation	0.00%	[3]	0.00%	[3]	0.00%	0.00%	0.00%		0.00%		0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	6.44%		3.15%		6.00%	15.25%	19.93%		(4.19%)		(3.44%)

[1]	Calculated based on the weighted average number of units during the year, see Note 7.
[2]	annualized
[3]	not annualized